Concentrations of Credit Risk and Major Customers and Suppliers	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS AND SUPPLIERS

Note 17 – CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS AND SUPPLIERS

Customers

For the years ended December 31, 2020, 2019 and 2018, customers accounting for 10% or more of the Company’s revenues were as follows:

	For the Years Ended December 31,
Customer	2020		2019		2018
Everbright Environmental Energy (Jinan) Co., Ltd.	*	%	12.81%		*	%
Entity A and its subsidiaries	*	%	28.21%		40.25%
Government of Jiangshan Town, Laixi District, Qingdao City, Shandong Province, PRC (“Jiangshan Town”)	*	%	*	%	35.87%
Jincai, a related party	42.91%		*	%	*	%
Yantai Ruineng Eco-Technology, Ltd. (“Ruineng”)	14.94%		*	%	*	%

*	Less than 10%

Ruineng, Jincai, and Liaoning Beifang Environmental Protection Co., Ltd. accounted for 33.81%, 17.21% and 13.71% of the total accounts receivable as of December 31, 2020, respectively.

Liaoning Beifang Environmental Protection Co., Ltd, Jiangshan Town, and Changchun Guangtaiyuan Environmental Protection Technology Co., Ltd. accounted for 25.20%, 11.89% and 10.17% of the total accounts receivable as of December 31, 2019, respectively.

Suppliers

For the years ended December 31, 2020, 2019 and 2018, suppliers accounting for 10% or more of the Company’s purchase were as follows:

	For the Years Ended December 31,
Supplier	2020		2019		2018
Dalian Huarui Heavy Industry Group Limited by Share Ltd. (“Dalian Huarui”)	17.57%		*	%	*	%
Entity A and its subsidiaries	*	%	12.47%		14.70%

Entity A and its subsidiaries and Dalian Huarui accounted for 25.89% and 24.95% of the total accounts payable as of December 31, 2020, respectively.

Entity A and Entity C accounted for 19.75% and 10.26% of the total accounts payable as of December 31, 2019, respectively.